Expense Example	Jul. 28, 2025 USD ($)
Schwab Target 2010 Index Fund | Schwab Target 2010 Index Fund | Schwab Target 2010 Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Schwab Target 2015 Index Fund | Schwab Target 2015 Index Fund | Schwab Target 2015 Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Schwab Target 2020 Index Fund | Schwab Target 2020 Index Fund | Schwab Target 2020 Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Schwab Target 2025 Index Fund | Schwab Target 2025 Index Fund | Schwab Target 2025 Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Schwab Target 2030 Index Fund | Schwab Target 2030 Index Fund | Schwab Target 2030 Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Schwab Target 2035 Index Fund | Schwab Target 2035 Index Fund | Schwab Target 2035 Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Schwab Target 2040 Index Fund | Schwab Target 2040 Index Fund | Schwab Target 2040 Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Schwab Target 2045 Index Fund | Schwab Target 2045 Index Fund | Schwab Target 2045 Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Schwab Target 2050 Index Fund | Schwab Target 2050 Index Fund | Schwab Target 2050 Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Schwab Target 2055 Index Fund | Schwab Target 2055 Index Fund | Schwab Target 2055 Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Schwab Target 2060 Index Fund | Schwab Target 2060 Index Fund | Schwab Target 2060 Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Schwab Target 2065 Index Fund | Schwab Target 2065 Index Fund | Schwab Target 2065 Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	$ 103